Schedule of Investments (unaudited)	iShares® MSCI Sweden ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 14.6%
Nordea Bank Abp	3,390,519	$40,153,799
Skandinaviska Enskilda Banken AB, Class A	1,699,264	24,710,572
Svenska Handelsbanken AB, Class A	1,528,253	16,168,868
Swedbank AB, Class A	948,547	19,098,787
		100,132,026

Building Products — 7.4%
Assa Abloy AB, Class B	1,049,167	29,397,268
Nibe Industrier AB, Class B	1,488,815	21,220,891
		50,618,159

Capital Markets — 2.6%
EQT AB	309,969	18,224,433

Commercial Services & Supplies — 0.7%
Securitas AB, Class B	327,385	4,730,155

Communications Equipment — 4.4%
Telefonaktiebolaget LM Ericsson, Class B	3,048,366	30,643,590

Construction & Engineering — 1.2%
Skanska AB, Class B	354,202	8,149,885

Diversified Financial Services — 11.6%
Industrivarden AB, Class A	141,546	4,202,151
Industrivarden AB, Class C	166,967	4,921,257
Investor AB	526,830	12,727,367
Investor AB, Class B	1,906,436	44,298,960
Kinnevik AB, Class B(a)	256,663	9,150,873
L E Lundbergforetagen AB, Class B	79,460	4,358,131
		79,658,739

Diversified Telecommunication Services — 1.6%
Telia Co. AB	2,769,963	10,705,838

Electronic Equipment, Instruments & Components — 4.4%
Hexagon AB, Class B	2,071,664	30,127,516

Entertainment — 0.8%
Embracer Group AB(a)	495,763	5,357,342

Food & Staples Retailing — 0.9%
ICA Gruppen AB	105,766	6,264,660

Health Care Equipment & Supplies — 1.5%
Getinge AB, Class B	242,436	10,189,008

Hotels, Restaurants & Leisure — 2.7%
Evolution AB(b)	179,954	18,894,741

Household Durables — 0.8%
Electrolux AB, Class B	235,815	5,294,528

Household Products — 3.0%
Essity AB, Class B	637,393	20,353,271

Industrial Conglomerates — 1.8%
Investment AB Latour, Class B	154,794	5,834,638
Lifco AB, Class B	247,453	6,732,873
		12,567,511

Machinery — 26.7%
Alfa Laval AB	329,776	12,724,553
Security	Shares	Value

Machinery (continued)
Atlas Copco AB, Class A	708,299	$43,332,916
Atlas Copco AB, Class B	408,663	21,225,778
Epiroc AB, Class A	690,492	16,716,610
Epiroc AB, Class B	407,737	8,199,161
Husqvarna AB, Class B	435,048	6,124,839
Sandvik AB	1,181,771	29,177,012
SKF AB, Class B	401,130	9,156,449
Volvo AB, Class A	209,363	4,573,966
Volvo AB, Class B	1,493,201	32,147,992
		183,379,276

Metals & Mining — 1.4%
Boliden AB	284,906	9,821,576

Oil, Gas & Consumable Fuels — 1.1%
Lundin Energy AB	210,276	7,431,032

Paper & Forest Products — 1.5%
Svenska Cellulosa AB SCA, Class B	635,732	10,340,493

Real Estate Management & Development — 2.1%
Fastighets AB Balder, Class B(a)	109,489	8,178,501
Sagax AB, Class B	169,276	6,631,721
		14,810,222

Software — 1.0%
Sinch AB(a)(b)	546,298	7,264,347

Specialty Retail — 1.9%
H & M Hennes & Mauritz AB, Class B	761,641	13,425,860

Tobacco — 1.7%
Swedish Match AB	1,647,014	12,016,372

Wireless Telecommunication Services — 1.1%
Tele2 AB, Class B	521,014	7,435,202

Total Common Stocks — 98.5%
(Cost: $655,188,836)		677,835,782

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	320,000	320,000

Total Short-Term Investments — 0.1%
(Cost: $320,000)		320,000

Total Investments in Securities — 98.6%
(Cost: $655,508,836)		678,155,782

Other Assets, Less Liabilities — 1.4%		9,679,757

Net Assets — 100.0%		$687,835,539

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Sweden ETF
November 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$260,000	$60,000	(a)	$—	$—	$—	$320,000	320,000	$3	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
OMXS30 Index	383	12/17/21	$9,483	$(622,050)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,219,727	EUR	2,760,670	SCB	12/17/21	$87,127
USD	9,420,460	SEK	81,133,258	SCB	12/17/21	416,235
						503,362
EUR	1,741,396	USD	2,027,774	SCB	12/17/21	(51,769)
SEK	15,599,458	USD	1,771,760	SCB	12/17/21	(40,521)
						(92,290)
	Net unrealized appreciation					$411,072

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Sweden ETF
November 30, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$18,992,027	$658,843,755	$—	$677,835,782
Money Market Funds	320,000	—	—	320,000
	$19,312,027	$658,843,755	$—	$678,155,782
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$503,362	$—	$503,362
Liabilities
Forward Foreign Currency Exchange Contracts	—	(92,290)	—	(92,290)
Futures Contracts	—	(622,050)	—	(622,050)
	$—	$(210,978)	$—	$(210,978)

(a)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Counterparty Abbreviations

SCB	Standard Chartered Bank

Currency Abbreviations

EUR	Euro

SEK	Swedish Krona

USD	United States Dollar

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